FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

	1 year	2-3 years	More than 3 years	Total
	NIS in thousands
December 31, 2025:
Trade payables	1,980	-	-	1,980
Other payables and accruals	4,407	-	-	4,407
Liability of royalties to IIA	1,789	4,969	8,868	15,626
Lease liabilities	1,127	606	-	1,733
	9,303	5,575	8,868	23,746

	1 year	2-3 years	More than 3 years	Total
	NIS in thousands
December 31, 2024:
Trade payables	2,359	-	-	2,359
Other payables and accruals	3,780	-	-	3,780
Liability of royalties to IIA	532	3,054	7,859	11,445
Lease liabilities	1,165	1,239	-	2,404
	7,836	4,293	7,859	19,988

Convenience translation into U.S. dollars (see note 2c(3))

	1 year	2-3 years	More than 3 years	Total
	in thousands
December 31, 2025:
Trade payables	621	-	-	621
Other payables and accruals	1,382	-	-	1,382
Liability of royalties to IIA	561	1,557	2,780	4,898
Lease liabilities	353	190	-	543
	2,917	1,747	2,780	7,444

SCHEDULE OF CHANGES IN THE FINANCIAL INSTRUMENTS

The following table presents the changes in the financial instruments measured within level 3:

				Convenience translation into U.S. dollars
	2023	2024	2025	2025
	NIS in thousands			in thousands

Balance as of January 1	15,595	-	-	-
Recognition of derivative financial instrument	-	-	-	-
Losses (profits) recognized in comprehensive loss	(15,595)	-	-	-
Balance as of December 31	-	-	-	-